Document and Entity Information	12 Months Ended
Nov. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Feb. 15, 2013
Document Effective Date	Feb. 15, 2013
Prospectus Date	Nov. 28, 2012